Eaton Vance

Municipal Bond Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 1.3%

Security	Principal Amount (000’s omitted)	Value
Hospital — 1.3%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$13,637,378

Total Corporate Bonds — 1.3% (identified cost $13,890,000)		$13,637,378

Tax-Exempt Mortgage-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$3,243	$3,760,283

Total Tax-Exempt Mortgage-Backed Securities — 0.4% (identified cost $3,663,688)		$3,760,283

Tax-Exempt Municipal Obligations — 159.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$9,283,950
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/38	5,000	5,918,050
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	330	427,189
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	5,773,316

		$21,402,505

Education — 12.1%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$4,750	$5,548,570
District of Columbia, (KIPP DC):
4.00%, 7/1/39	275	313,811
4.00%, 7/1/44	270	304,781
4.00%, 7/1/49	385	431,616
Georgia Private Colleges and Universities Authority, (Mercer University), 4.00%, 10/1/50	2,700	3,145,230
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/40	1,300	1,536,782
Houston Higher Education Finance Corp., TX, (St. John’s School), Prerefunded to 9/1/22, 5.25%, 9/1/33	4,550	4,699,058

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	$9,525	$11,438,001
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,812,459
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	8,312,514
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	5,710	7,158,684
5.50%, 6/1/30	8,325	10,994,328
New Jersey Educational Facilities Authority, (Princeton University):
4.00%, 7/1/47(1)	10,000	11,430,900
5.00%, 7/1/29(1)	1,675	2,059,011
5.00%, 7/1/31(1)	1,125	1,378,260
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	10,570,345
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	536,660
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	4,557,225
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,720,780
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	9,091,950
University of Michigan:
5.00%, 4/1/40(1)	15,000	17,583,150
5.00%, 4/1/48(1)	3,500	4,315,710

		$120,939,825

Electric Utilities — 5.6%
Energy Northwest, WA, 5.00%, 7/1/40	$2,650	$2,920,803
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	3,000	3,330,270
New York Power Authority, 4.00%, 11/15/50(1)	12,500	14,681,875
Omaha Public Power District, NE:
5.00%, 2/1/40(1)	16,000	17,797,440
5.00%, 2/1/42(1)	10,000	12,193,600
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,437,550

		$56,361,538

Escrowed/Prerefunded — 7.3%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, Prerefunded to 11/1/25, 5.00%, 11/1/30(1)	$14,425	$16,894,271
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	175	194,768
Kent Hospital Finance Authority, MI, (Spectrum Health System), Prerefunded to 1/15/22, 5.00%, 1/15/31	750	751,118
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40(1)	2,000	2,400,520
New York Dormitory Authority, Sales Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/35	13,750	14,541,862
New York, NY, Prerefunded to 10/1/22, 5.00%, 10/1/32	10,000	10,359,800
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	11,678,400
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(1)	1,000	1,051,550
University of Massachusetts Building Authority, Prerefunded to 11/1/22, 5.00%, 11/1/39(1)	14,175	14,741,575
Walled Lake Consolidated School District, MI, Prerefunded to 11/1/23, 5.00%, 5/1/34	635	689,204

		$73,303,068

Security	Principal Amount (000’s omitted)	Value
General Obligations — 29.0%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$4,694,938
Boston, MA, 5.00%, 5/1/38(1)	2,000	2,510,200
California:
5.00%, 10/1/33(1)	18,800	21,074,424
5.00%, 8/1/46(1)	15,000	17,669,100
Chicago, IL, 5.00%, 1/1/44	19,880	23,748,449
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,700,149
District of Columbia, 5.00%, 6/1/43(1)	12,000	14,785,320
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,471,196
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	23,711,600
Illinois:
4.00%, 11/1/38	13,000	14,935,050
4.00%, 11/1/40	2,000	2,286,280
5.00%, 5/1/43	5,000	5,942,450
5.50%, 5/1/39	810	1,035,658
5.75%, 5/1/45	830	1,063,919
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,579,011
Massachusetts, 5.00%, 9/1/38(1)	18,500	23,148,310
Morgan Hill Unified School District, CA, (Election of 2012), 4.00%, 8/1/47(1)	10,000	11,422,800
Ohio, 5.00%, 2/1/37(1)	2,225	2,586,741
Pennsylvania:
4.00%, 4/1/29(1)	3,000	3,136,080
5.00%, 3/1/32(1)	2,750	3,403,950
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,975,135
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	2,800	3,310,328
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	4,454,643
Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	11,742,000
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,612,680
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,225	2,685,664
Washington:
4.00%, 7/1/28(1)	10,000	10,186,900
5.00%, 2/1/35(1)	23,500	25,653,775
5.00%, 2/1/38(1)	10,000	12,279,800
5.00%, 6/1/38	1,540	1,992,606
5.00%, 6/1/40	2,500	3,223,700
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	19,725	23,094,227
Winchester, MA, 5.00%, 4/15/36	160	161,726

		$290,278,809

Hospital — 13.4%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$1,008,909
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/50	1,795	2,230,144
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	10,000	11,834,400
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,200	6,050,720
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	262,518
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	13,547,659
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,672,296

Security	Principal Amount (000’s omitted)	Value
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	$250	$275,990
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	3,818,575
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,376,264
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	11,525,100
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 4.00%, 7/1/45	250	291,787
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/41(1)	10,000	11,781,100
5.00%, 7/1/47(1)	2,375	2,787,704
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	7,300	8,915,344
Monroeville Finance Authority, PA, (UPMC Obligated Group), 5.00%, 2/15/42	500	514,325
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	144,680
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	2,061,692
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,348,400
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
5.00%, 1/15/27	565	590,402
5.00%, 1/15/29	165	172,506
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	1,600	1,815,584
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,091,980
Tampa, FL, (BayCare Health System):
4.00%, 11/15/46(1)	3,000	3,345,360
5.00%, 11/15/46(1)	12,000	13,972,440
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	12,900	15,087,582
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,875,936
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	7,605	8,149,974

		$134,549,371

Housing — 0.6%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	$1,350	$1,528,632
New York City Housing Development Corp., NY, 2.35%, 11/1/40	3,640	3,685,864
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	1,078,930

		$6,293,426

Industrial Development Revenue — 2.2%
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	$2,000	$2,273,080
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,919,424
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	12,610	14,757,609

		$21,950,113

Security	Principal Amount (000’s omitted)	Value
Insured-Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$704,886

		$704,886

Insured-Education — 2.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$1,045,541
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,496,214
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32(1)	750	1,042,058
(AMBAC), 5.25%, 9/1/32	15,900	22,091,619

		$25,675,432

Insured-Electric Utilities — 1.6%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$6,303,642
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	2,750	2,547,435
(NPFG), 0.00%, 11/15/38	1,000	664,360
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,685,950
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/23	1,095	1,129,876
(NPFG), 5.25%, 7/1/34	375	401,557

		$15,732,820

Insured-Escrowed/Prerefunded — 3.3%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$544,120
Chicago Park District, IL, (BAM), Prerefunded to 1/1/24, 5.00%, 1/1/39(1)	7,390	8,060,421
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	13,145,000
Livonia Public Schools, MI, (AGM), Prerefunded to 5/1/23, 5.00%, 5/1/43	750	797,475
Louisiana Energy and Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/38	5,640	6,030,119
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,541,536
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,596,538
Westland Tax Increment Finance Authority, MI, (BAM), Prerefunded to 4/1/23, 5.25%, 4/1/34	500	530,955

		$33,246,164

Insured-General Obligations — 5.5%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$6,210	$6,655,878
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	6,060,645
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	849,980
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,935,425
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	16,605,000
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,550,978
Nassau County, NY, (AGM), 5.00%, 4/1/49(1)	11,600	14,470,072
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,174,856
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	2,028,015

		$55,330,849

Insured-Hospital — 0.0%(2)
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$284,228

		$284,228

Security	Principal Amount (000’s omitted)	Value
Insured-Housing — 0.0%(2)
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds, (BAM), 3.00%, 5/15/51	$265	$282,395

		$282,395

Insured-Lease Revenue/Certificates of Participation — 0.3%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$2,751,100
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	642,140

		$3,393,240

Insured-Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$12,019,023
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/36	1,110	1,203,717
(AGM), 3.00%, 3/1/49	2,420	2,547,268

		$15,770,008

Insured-Special Tax Revenue — 5.9%
Hamilton County, OH, Sales Tax Revenue:
(AMBAC), 0.00%, 12/1/23	$1,245	$1,229,811
(AMBAC), 0.00%, 12/1/24	3,665	3,579,642
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,511,624
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	967,545
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	25,835,580
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	400,865
(AGC), 0.00%, 7/1/27	1,120	1,049,888
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,478,789
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	6,712,380

		$58,766,124

Insured-Transportation — 7.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$3,855	$4,456,072
Chicago, IL, (O’Hare International Airport):
(AGM), 5.00%, 1/1/28	2,500	2,614,675
(AGM), 5.00%, 1/1/29	1,260	1,317,796
(AGM), 5.125%, 1/1/30	2,200	2,303,642
(AGM), 5.125%, 1/1/31	1,750	1,832,442
(AGM), 5.25%, 1/1/32	1,115	1,168,676
(AGM), 5.25%, 1/1/33	1,150	1,205,119
E-470 Public Highway Authority, CO:
(NPFG), 0.00%, 9/1/22	7,800	7,786,272
(NPFG), 0.00%, 9/1/39	25,000	12,058,250
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/46	5,770	6,630,249
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,292,750
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,543,272
(XLCA), 0.00%, 9/1/25	1,950	1,836,198
(XLCA), 0.00%, 9/1/26	1,000	921,220

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	$875	$953,838
(AGM), 5.00%, 7/1/32	475	478,316
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	25,686,243

		$74,085,030

Insured-Water and Sewer — 4.6%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$13,607,528
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,121,800
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,767,206
Massachusetts Water Resources Authority:
(AGM), 5.25%, 8/1/35	1,000	1,493,310
(AGM), 5.25%, 8/1/38	1,070	1,665,326
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,666,275
(AGM), 5.00%, 7/1/32	2,845	3,157,381
(AGM), 5.00%, 7/1/33	2,435	2,699,149
(AGM), 5.00%, 7/1/35	2,970	3,285,147
(AGM), 5.00%, 7/1/37	2,435	2,688,922
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,103,130

		$46,255,174

Lease Revenue/Certificates of Participation — 2.6%
Michigan State Building Authority, 5.00%, 10/15/51(1)	$2,200	$2,540,384
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	21,250	23,513,550

		$26,053,934

Other Revenue — 0.2%
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	$1,500	$1,752,630

		$1,752,630

Senior Living/Life Care — 2.3%
California Municipal Finance Authority, (HumanGood California Obligated Group), 3.00%, 10/1/46	$4,500	$4,646,475
California Public Finance Authority, (Enso Village), Green Bonds:
3.125%, 5/15/29(3)	410	415,527
5.00%, 11/15/46(3)	400	459,852
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.125%, 11/15/40	240	264,137
5.25%, 11/15/50	160	175,888
Florida Development Finance Corp., (Mayflower Retirement Community):
4.00%, 6/1/36(3)	1,000	1,126,000
4.00%, 6/1/46(3)	980	1,082,929
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	569,531
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	2,265	2,598,793
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	310	334,592
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/51	1,155	1,266,227
4.00%, 12/1/56	3,200	3,497,536

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster):
4.00%, 11/1/49	$535	$601,495
4.00%, 11/1/55	750	839,250
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	675	700,664
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	1,000	1,118,110
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	2,690	3,087,770
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(3)	330	341,411
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	237,373

		$23,363,560

Special Tax Revenue — 18.4%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	$10,000	$11,865,100
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(1)	450	551,471
5.00%, 10/1/43(1)	1,800	2,192,814
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	20,903,000
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	11,662,300
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(1)	1,100	1,364,055
5.00%, 6/1/43(1)	1,100	1,353,792
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,026,067
Massachusetts School Building Authority, Sales Tax Revenue:
5.00%, 8/15/37(1)	20,200	23,431,192
5.00%, 11/15/46(1)	1,500	1,796,850
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,421,340
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	11,285,600
4.00%, 2/1/38	5,000	6,005,700
4.00%, 8/1/39(1)	5,000	5,574,100
4.00%, 5/1/42	3,120	3,595,238
5.00%, 2/1/37(1)	20,000	20,070,200
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,900,600
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/45	2,000	2,393,240
5.00%, 6/15/31	10,000	10,447,300
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46(1)	14,000	15,733,900
5.00%, 3/15/43(1)	6,000	7,360,500
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	3,184,524
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,782,375

		$183,901,258

Transportation — 17.3%
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/35	$1,610	$1,910,748
4.00%, 1/1/37	2,000	2,359,480
5.00%, 1/1/34	1,000	1,127,110
5.00%, 1/1/38	2,105	2,435,569

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$3,845	$4,180,476
5.25%, 11/1/31	5,940	6,456,008
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	8,850	10,255,734
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(1)	1,150	1,385,957
5.00%, 7/1/47(1)	4,575	5,490,229
Illinois Toll Highway Authority:
5.00%, 1/1/37(1)	10,000	11,580,100
5.00%, 1/1/41(1)	12,425	14,536,504
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,557,800
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/38	1,175	1,324,366
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	1,875	2,160,675
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	143,319
5.00%, 6/15/44	2,740	3,307,728
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/24	10,000	11,283,400
5.25%, 12/15/23	1,000	1,093,380
New Jersey Turnpike Authority:
4.00%, 1/1/51	2,495	2,933,047
5.00%, 1/1/48(1)	10,000	12,282,900
New York Bridge Authority, 4.00%, 1/1/46	3,050	3,632,916
Pennsylvania Turnpike Commission, 4.00%, 12/1/36	1,000	1,202,250
Port Authority of New York and New Jersey:
4.00%, 9/1/43(1)	14,000	16,283,960
5.00%, 12/1/34(1)	16,400	17,818,108
5.00%, 10/15/35(1)	2,675	3,093,236
5.00%, 10/15/42(1)	3,750	4,497,450
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 4.00%, 7/1/51	1,425	1,664,970
(AMT), 5.00%, 7/1/51	4,720	5,952,770
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	8,165	9,785,344
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,968,593

		$173,704,127

Water and Sewer — 13.1%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/43(1)	$3,750	$4,593,562
5.00%, 11/1/47(1)	5,900	7,216,231
Central Valley Water Reclamation Facility, CA, Green Bonds, 4.00%, 3/1/47	6,305	7,510,831
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/25, 5.00%, 1/1/45(1)	25,000	28,414,000
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	17,795,850
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/45(1)	10,000	11,662,800
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	3,003,900
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/35(1)	8,750	10,001,250
5.00%, 5/1/36(1)	7,925	9,058,196

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	$10,000	$10,216,100
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	250,105
Texas Water Development Board:
4.00%, 10/15/47(1)	2,900	3,341,177
5.00%, 10/15/40(1)	15,500	17,967,445

		$131,031,447

Total Tax-Exempt Municipal Obligations — 159.1% (identified cost $1,451,076,812)		$1,594,411,961

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.8%
Bureau County Township High School District No. 502, IL, (BAM), 2.829%, 12/1/38	$2,665	$2,631,421
Elmwood Park, IL, (AGM), 2.875%, 12/1/41	5,000	4,789,700

		$7,421,121

Insured-Special Tax Revenue — 0.2%
Bexar County, TX, Venue Project Revenue, (AGM), 2.734%, 8/15/36	$2,450	$2,402,445

		$2,402,445

Total Taxable Municipal Obligations — 1.0% (identified cost $10,017,958)		$9,823,566

Total Investments — 161.8% (identified cost $1,478,648,458)		$1,621,633,188

Other Assets, Less Liabilities — (61.8)%		$(619,358,235)

Net Assets — 100.0%		$1,002,274,953

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	16.1%
Illinois	11.6%
Others, representing less than 10% individually	71.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 20.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $3,760,311 or 0.4% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,637,378	$—	$13,637,378
Tax-Exempt Mortgage-Backed Securities	—	3,760,283	—	3,760,283
Tax-Exempt Municipal Obligations	—	1,594,411,961	—	1,594,411,961
Taxable Municipal Obligations	—	9,823,566	—	9,823,566
Total Investments	$—	$1,621,633,188	$—	$1,621,633,188

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.